CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2015	Aug. 31, 2015	Jul. 31, 2015	Feb. 28, 2015	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014	May 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Nov. 30, 2016
Issuance expenses	$ 331	$ 3	$ 18	$ 491	$ 10	$ 6	$ 48	$ 45	$ 8	$ 9	$ 33
Sale of shares, price per share	$ 15.96	$ 36.48	$ 39.24	$ 53.52	$ 45.72	$ 45.84	$ 54.24	$ 50.76	$ 48.36	$ 61.08	$ 43.68	$ 6
Debt Instrument, Convertible, Conversion Price												$ 6